CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 484,970	$ 55,639
Cryptocurrencies		8,274,781
Other receivables, net		1,139,888	1,035,865
Prepayments, net		922,623	554,995
Loans receivable, net		1,889,941	1,889,941
Total current assets		12,712,203	3,536,440
NONCURRENT ASSETS
Deposit for long-term investment		200,000
Total other assets		200,000
Total assets		12,912,203	3,536,440
CURRENT LIABILITIES
Other payables and accrued liabilities		282,945	372,083
Total current liabilities		282,945	372,083
NONCURRENT LIABILITIES
Convertible debentures		14,433,480
Total other liabilities		14,433,480
Total liabilities		14,716,425	372,083
COMMITMENTS AND CONTINGENCIES (Note 11)
SHAREHOLDERS' EQUITY / (DEFICIT)
Additional paid-in capital		106,081,091	92,165,483
Accumulated deficit		(106,648,626)	(88,265,410)
Other comprehensive loss		(530,550)
Total Bit Origin Ltd shareholders' (deficit) / equity		(1,097,996)	3,900,132
NONCONTROLLING INTERESTS		(706,226)	(735,775)
Total (deficit) / equity	[1]	(1,804,222)	3,164,357
Total liabilities and shareholders' (deficit) / equity		12,912,203	3,536,440
Class A Ordinary Shares
SHAREHOLDERS' EQUITY / (DEFICIT)
Ordinary Share	[1]	88	58
Class B Ordinary Share
SHAREHOLDERS' EQUITY / (DEFICIT)
Ordinary Share	[1]	$ 1	$ 1

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026